Capital reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reserves Within Equity [Abstract]
Summary of Capital Reserves
	Share Premium account	Merger reserve	Share-based Payment reserve	Capital redemption reserve	Total
	£000s	£000s	£000s	£000s	£000s
At January 1, 2019	133,242	22,248	2,437	5,194	163,121
Shares issued	3,767	-	-	-	3,767
On options in issue during the year	1,141	-	584	-	1,725
On options exercised during the year	-	-	(1,370)	-	(1,370)
Movement in the year	4,908	-	(786)	-	4,122
At December 31, 2019	138,150	22,248	1,651	5,194	167,243
Shares issued	15,396	-	-	-	15,396
On options in issue during the year	-	-	4,395	-	4,395
On options exercised during the year	188	-	(331)	-	(143)
Movement in the year	15,584	-	4,064	-	19,648
At December 31, 2020	153,734	22,248	5,715	5,194	186,891
Shares issued	30,138	-	-	-	30,138
On options in issue during the year	-	-	8,632	-	8,632
On options exercised during the year	460	-	(659)	-	(199)
Movement in the year	30,598	-	7,973	-	38,571
At December 31, 2021	184,332	22,248	13,688	5,194	225,462